Hussman Strategic International Fund
Risk/Return Summary
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
HUSSMAN STRATEGIC INTERNATIONAL FUND (the "Fund") seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
WHAT ARE THE FUND'S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hussman Strategic International Fund Hussman Strategic International Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.50%
Exchange Fee (as a percentage of amount exchanged, if applicable)	1.50%
Wire Transfer Fee	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hussman Strategic International Fund Hussman Strategic International Fund Shares
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	1.47%
Total Annual Fund Operating Expenses	2.42%
Less: Contractual Expense Limitation	(0.42%)	[1]
Total Annual Fund Operating Expenses After Expense Limitation	2.00%	[1]
[1]	The investment manager has contractually agreed that, until November 1, 2019, it will defer its investment advisory fees and/or absorb or reimburse Fund expenses until at least November 1, 2019 to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 2.00% of the Fund's average daily net assets. Under the terms of this agreement, the investment manager may recover from the Fund advisory fees previously deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, proved that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to exceed 2.00% per annum of the Fund's average daily net assets. The investment manager may agree to continue after November 1, 2019 the current arrangement to limit the Fund's expenses or to implement a similar arrangement, but it is not obligated to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment manager's contractual agreement to defer its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Hussman Strategic International Fund | Hussman Strategic International Fund Shares | USD ($)	203	714	1,253	2,724

Portfolio Turnover

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Under normal market conditions, the Fund invests principally in equity securities of companies that derive a majority of their revenues or profits from, or have a majority of their assets in, a country or countries other than the U.S. The Fund may invest in all types of equity securities, including common stock, preferred and convertible preferred stocks, warrants and rights. When market conditions are unfavorable in the view of Hussman Strategic Advisors, Inc., the Fund's investment manager, the Fund may use swaps, index options and index futures, or effect short sales of exchange traded funds ("ETFs"), to reduce the exposure of the Fund's stock portfolio to the impact of general market fluctuations or to market fluctuations within a specific country or geographic region.

The Fund invests principally in equity securities issued by companies in developed countries, but may also invest in emerging markets in developing countries. There are no restrictions as to the market capitalizations of companies in which the Fund invests. The Fund may invest in American Depositary Receipts (ADRs) listed on U.S. stock exchanges and depositary receipts listed on foreign stock exchanges. These securities represent ownership interests in the securities of non-U.S. issuers. The Fund may invest up to 30% of its net assets in shares of ETFs and similar investment vehicles that invest principally in foreign equity securities.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary consideration used in assessing a stock's valuation is the relationship between its current market price and the present value of expected future cash flows per share. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns. The analysis of market action includes measurements of price behavior and trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The investment manager believes that market return/risk conditions differ significantly across varying market conditions. The two most important dimensions considered by the investment manager are "valuation" and "market action." In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their current market prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment manager evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to hold an unhedged, fully-invested position in equity securities in environments where the expected return from market risk is believed to be high, and may reduce or "hedge" the exposure of the Fund's stock portfolio to the impact of general market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for reducing or "hedging" market exposure may include entering into swaps, or establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment manager to be correlated with the Fund's portfolio. In addition, the Fund may seek to hedge by effecting short sales of ETFs. The Fund may use these strategies to hedge up to 100% of the value of the stocks that it owns. However, the Fund may experience a loss even when the entire value of its stock portfolio is hedged if the returns of the stocks held by the Fund do not exceed the returns of the securities and financial instruments used to hedge. In addition, to the extent the Fund establishes hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of a market cycle. When market conditions are unfavorable in the view of the investment manager, the Fund may experience limited, zero, or possibly negative correlation with general market fluctuations for meaningful periods of time, and may experience a net loss of time-value on purchased options.

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund's portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as ETFs) on such indices. The primary intent of the Fund's hedging strategy is to reduce the impact of general market fluctuations when global stock market conditions generally or within a specific country, geographic region or industry sector are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owned by the Fund. These may include foreign stock indices and indices of U.S. stocks such as the Standard & Poor's 500 Index. The instruments used to hedge foreign stock markets may hedge equity risk with or without hedging currency risk. The Fund has the discretion to enter into foreign currency contracts or currency index futures to hedge against the adverse impact of changes in foreign exchange rates on its investments and transactions in foreign securities. The Fund may also seek to hedge against currency fluctuations by holding positions in index futures that are denominated in U.S. dollars. Positions that separately hedge market risk and currency risk are netted as single positions for the purposes of calculating the notional value of the Fund's hedges. In order to enhance the ability of the Fund to implement hedging strategies during market conditions that are viewed as unfavorable by the investment manager, the Fund may maintain a significant portion of its assets in cash and money market securities as may be needed in connection with its hedging strategies.

The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular business sector or countries within a specific geographic region may be affected by valuation considerations and other investment characteristics of that sector or region. As a result, the Fund's investments in various business sectors or geographic regions generally will change over time, and a significant allocation to any particular sector or region does not represent an investment policy or investment strategy to invest in that sector or region.

Because the MSCI Europe, Australasia, and Far East Index ("MSCI EAFE Index") is perhaps the most widely recognized index of common stocks in foreign markets, it is believed to be an appropriate broad-based securities market index against which to compare the Fund's long-term investment performance. However, the Fund may invest in securities that are not included in the MSCI EAFE Index, and may reduce its exposure to market fluctuations when market conditions are unfavorable in the view of the investment manager. As a result, the Fund's investment returns may differ from the performance of major foreign and U.S. stock market indices, particularly over the short term.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. Due to the investment program employed by the Fund and the types of securities in which it invests, the Fund is designed for investors who are investing for the long term.

The principal risks of the Fund are the risks generally associated with investing in stocks. General stock market movements will affect the prices of stocks in which the Fund invests and thus, the Fund's share price, on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, political events, or general economic conditions. The value of an individual stock may fluctuate due to conditions that are not specifically related to the particular company, such as investor perceptions of the company, its industry or domiciled country, or real or perceived adverse market and political conditions. Global economies and financial markets are increasingly interconnected. As a result, economic and political events within the U.S. or another country or region may adversely affect securities markets in other countries in which the Fund invests and the prices of securities held by the Fund that trade in these markets. In response to the global financial crisis that began in 2008, the U.S. Government and the Federal Reserve Board, as well as many foreign governments and their central banks, have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity in such markets and securities in which the Fund invests. The withdrawal of this support or investor perceptions that these actions are not succeeding could negatively affect financial markets generally. There is the risk that future actions by foreign governments or by the U.S. Government to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or interventions in currency markets, could result in increased volatility and less liquidity in U.S. financial markets and securities in which the Fund invests. Political events within the United States and abroad, including the U.S. Government's ongoing inability to implement a long-term budget and deficit reduction plan, uncertainty surrounding the sovereign debt of European Union members and the viability of the European Union, could negatively impact the financial markets and the performance of the Fund. In addition, international trade tensions and the implementation by the U.S. or other countries of tariffs (or other trade restrictions, including economic sanctions) may increase the volatility of or adversely affect the prices of securities held by the Fund and thus, adversely affect the Fund's investment performance.

The success of the Fund's investment strategy depends largely on the investment manager's skill in assessing the potential for appreciation in value of the securities in which the Fund invests. The investment program of the Fund includes the use of certain hedging strategies and techniques that are not employed by traditional mutual funds and there is no assurance that these strategies will be successful. The hedging strategies used to vary the Fund's exposure to general market fluctuations over the course of the market cycle may adversely impact the investment performance of the Fund, particularly during times when the stock market is generally rising. When the Fund is hedged against equity market fluctuations without also hedging against currency fluctuations, the Fund may still experience a loss if foreign currencies decline in value. Also, because the Fund's exposure to market fluctuations will vary depending on the investment manager's assessment of current stock market conditions in various foreign countries and geographic regions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns generally or within individual countries or geographic regions to a greater degree than other funds that do not employ these strategies. This is known as "tracking risk." For example, if the Fund has taken a defensive investment posture by hedging all or a portion of the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged and the Fund may experience a loss.

Because the Fund invests principally in the securities of foreign companies and U.S. companies that conduct significant activities or have significant assets outside the U.S., an investment in the Fund involves greater risks than an investment in a mutual fund that invests principally in the securities of U.S. companies. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, uncertain tax laws, and higher transaction costs in foreign markets. Investments outside the U.S. may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Foreign economies may be less stable than the U.S. economy because of institutional weaknesses or economic dislocations and crises have occurred from time to time, both in developed and developing countries. Trading in foreign securities may take place in various foreign markets on certain days when the Fund is not open for business and does not calculate its share price. As a result, the value of the Fund's investment portfolio, and thus its share price, may be significantly affected on days when shareholders cannot buy or redeem shares of the Fund.

From time to time the Fund may maintain weightings in particular countries or geographic regions or in particular business sectors that deviate significantly from the weightings of those regions or sectors in broad-based market indices. At times when the Fund emphasizes investment in one or more particular geographic regions or business sectors, the value of its net assets will be more susceptible to financial, market or economic events affecting issuers and industries within those regions or sectors than would be the case for mutual funds that do not emphasize investment in particular regions or sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund's net asset value per share.

As of September 30, 2018, investments by the Fund in issuers in the United Kingdom represented 19.5% of the value of its stock portfolio and investments by the Fund in issuers in countries within the EU, including the United Kingdom, represented 53.8% of the value of its stock portfolio. EU member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-term effects for the economies of those countries and other European countries. In June 2016, voters in the United Kingdom opted to leave the EU, and in March 2017, the United Kingdom triggered the withdrawal procedures which began a period during which the terms of the United Kingdom's exit from the EU is being negotiated. As a consequence of this vote and the withdrawal process, there may be an extended period of political and economic uncertainty and market volatility in the United Kingdom, other EU countries, the European Economic Area and globally that could adversely impact the prices and liquidity of securities held by the Fund. If one or more other countries abandon the Euro or seek to withdraw from the EU, the value of the Fund's investments linked to the Euro and the value of its investments in issuers with significant operations in those countries could be adversely impacted.

As of September 30, 2018, the Fund had 19.3% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.

Business sectors that the Fund may emphasize from time to time may include, but are not limited to, the Information Technology, Health Care and Consumer Discretionary sectors. The prices of securities of companies in the Information Technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products. Companies in the Health Care sector are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and the prices of securities of such companies may be significantly affected adversely by rapid obsolescence and patent expirations. The prices of securities of companies in the Consumer Discretionary sector may be significantly affected adversely by, among other things, overall economic conditions, interest rates, consumer confidence and disposable income. As of September 30, 2018, the Fund had 25.1% of the value of its stock portfolio invested in stocks of companies in the Consumer Discretionary sector. As of such date, the Consumer Discretionary sector was the third largest sector in the MSCI EAFE Index, representing 12.2% of such Index.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

The techniques used by the investment manager to hedge the exposure of the Fund's stock portfolio are primarily intended to reduce the impact of general market fluctuations on the Fund's portfolio, but such techniques involve certain risks and may adversely impact the investment performance of the Fund. For example, a hedge might not actually correlate well to the price movements of the Fund's equity investments and may have an unexpected or undesirable result, such as a loss or a reduction in gains. The Fund may experience a loss even when it is "fully hedged," if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge. The Fund's hedging positions are primarily intended to provide a hedge against general movements in the foreign stock markets as they might impact the overall portfolio. However, the Fund does not invest solely in the securities included in any index or invest in geographical areas or industry sectors in the same proportion as such areas or sectors may be represented in any index. For this reason, the hedging strategies used by the Fund do not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular geographical areas or industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying such options are unchanged. The use of these strategies may result in a high degree of portfolio turnover, which would result in higher transaction costs for the Fund.

Various technologies are used by the investment manager and other service providers in connection with their operations and in providing services to the Fund. There is a risk that technology malfunctions, breaches in cybersecurity or other circumstances affecting these technologies may adversely impact the Fund's operations (including services available to shareholders and the Fund's investment program) or may result in the release of proprietary information concerning the Fund or its shareholders, reputational damage to the Fund or regulatory violations. In turn, these events may cause the Fund to incur penalties, additional costs and financial loss. Similar types of risk are also present for the issuers of securities in which the Fund invests, which could adversely impact such issuers and cause the Fund's investments in these securities to lose value.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund's performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund's average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund's website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

The Fund's year-to-date return through September 30, 2018 is –2.58%.

During the periods shown in the bar chart, the highest return for a quarter was 4.00% during the quarter ended June 30, 2015 and the lowest return for a quarter was –7.93% during the quarter ended March 31, 2015.

Average Annual Total Returns for Periods Ended December 31, 2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns - Hussman Strategic International Fund	1 Year	5 Years	Since Inception	Inception Date
Hussman Strategic International Fund Shares	1.34%	(1.02%)	(0.75%)	Dec. 31, 2009
Hussman Strategic International Fund Shares | After Taxes on Distributions	1.21%	(1.19%)	(0.94%)	Dec. 31, 2009
Hussman Strategic International Fund Shares | After Taxes on Distributions and Sales	0.86%	(0.84%)	(0.58%)	Dec. 31, 2009
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	25.03%	7.90%	6.25%	Dec. 31, 2009